Note 4 - Going Concern Uncertainty / Management Plans (Details Textual) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retained Earnings (Accumulated Deficit), Ending Balance	$ (42,610,284)	$ (41,310,172)	$ (35,655,053)